CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Before restatement	Restatement	Common Stock	Common Stock Before restatement	Preferred Stock	Preferred Stock Before restatement	Retained Earnings	Retained Earnings Before restatement	Retained Earnings Restatement	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Before restatement
Balance at Dec. 31, 2015	$ 87,927	$ 87,314	$ 613	$ 77,743	$ 77,743	$ 1,753	$ 1,753	$ 8,557	$ 7,944	$ 613	$ (126)	$ (126)
Balance (in shares) at Dec. 31, 2015				7,064,502	7,064,502	170,236	170,236
Net income	3,715	3,969	(254)					3,715	3,969	(254)
Exercise of stock options and warrants	59			$ 59
Exercise of stock options (in shares)				5,025
Stock-based compensation	1,069			$ 1,069
Other comprehensive income (loss)	126										126
Balance at Dec. 31, 2016	92,896	92,537	359	$ 78,871		$ 1,753		12,272	11,913	359
Balance (in shares) at Dec. 31, 2016				7,069,527		170,236
Net income	4,230							4,230
Conversion of preferred stock				$ 1,753		$ (1,753)
Conversion of preferred stock (in shares)				170,236		(170,236)
Exercise of stock options and warrants	471			$ 471
Exercise of stock options and warrants (in shares)				40,419
Issuance of common stock (in shares)				1
Stock-based compensation	1,361			$ 1,361
Other comprehensive income (loss)	(153)										(153)
Balance at Sep. 30, 2017	98,805			$ 82,456				16,502			(153)
Balance (in shares) at Sep. 30, 2017				7,280,183
Balance at Dec. 31, 2016	92,896	$ 92,537	$ 359	$ 78,871		$ 1,753		12,272	$ 11,913	$ 359
Balance (in shares) at Dec. 31, 2016				7,069,527		170,236
Net income	4,753							4,753
Conversion of preferred stock				$ 1,753		$ (1,753)
Conversion of preferred stock (in shares)				170,236		(170,236)
Exercise of stock options and warrants	471			$ 471
Exercise of stock options (in shares)				40,419
Issuance of common stock (in shares)				1
Stock-based compensation	1,520			$ 1,520
Other comprehensive income (loss)	(501)										(501)
Balance at Dec. 31, 2017	99,139			$ 82,615				17,025			(501)
Balance (in shares) at Dec. 31, 2017				7,280,183
Net income	7,465							7,465
Exercise of stock options and warrants	2,362			$ 2,362
Exercise of stock options and warrants (in shares)				232,298
Issuance of common stock	42,058			$ 42,058
Issuance of common stock (in shares)				2,300,000
Stock-based compensation	506			$ 506
Other comprehensive income (loss)	(637)										(637)
Balance at Sep. 30, 2018	$ 150,893			$ 127,541				$ 24,490			$ (1,138)
Balance (in shares) at Sep. 30, 2018				9,812,481